Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of earnings per share

	For the Year Ended
	December 31,
In CHF thousands except for share and per share data	2023	2022	2021
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(54,233)	(70,753)	(72,996)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	84,694,616	83,554,412	74,951,833
Basic and diluted loss per share for the period attributable to equity holders	(0.64)	(0.85)	(0.97)

Schedule of antidilutive securities

	As of
	December 31,
	2023	2022	2021
Share options issued and outstanding (in-the-money)	97,683	135,827	1,140,388
Restricted share awards subject to future vesting	1,160,240	117,292	6,264
Convertible shares	—	—	41,461
Total potentially dilutive securities	1,257,923	253,119	1,188,113